Shareholders' capital	12 Months Ended
Dec. 31, 2012
Shareholders' capital
14.	Shareholders’ capital

(a)	Common shares

Number of common shares:

	2012	2011
Common shares, beginning of period	136,122,780	95,422,778
Public offering (i)	—	16,869,000
Conversion and redemption of convertible debentures (ii)	24,991,784	15,300,824
Conversion of subscription receipts (iii)	26,380,750	8,523,000
Issuance of shares under the dividend reinvestment and employee share purchase plans (iv) and (c(ii))	1,268,172	7,178

Common shares, end of period	188,763,486	136,122,780

Authorized

APUC is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board of Directors (the Board); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of APUC to receive pro rata the remaining property and assets of APUC; subject to the rights of any shares having priority over the common shares, of which none are authorized or outstanding.

On June 23, 2010, the Company’s shareholders adopted a shareholders’ rights plan (the “Rights Plan”). The Rights Plan has an initial term of three years. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.

APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board of Directors of APUC.

(i)	Public offering

In 2011, the Company issued 16,869,000 common shares at $5.65 per share pursuant to a public offering for proceeds of $95,310, net of issuance costs of $4,162.

(ii)	Conversion and redemption of convertible debentures

In 2011, the remaining principal amount of $62,470 of Series 1A Debentures were redeemed for 15,219,641 common shares of APUC.

In 2012, the remaining principal amount of $59,957 (2011 - $10) of Series 2A Debentures were redeemed for 10,322,518 (2011 - 1,666) common shares of APUC.

In 2012, $61,611 (2011 - $334) of Series 3 Debentures were redeemed for 14,669,266 (2011 - 79,517) shares of APUC. Subsequent to year-end, the remaining principal amount of $960 Series 3 Debentures were redeemed for 150,816 common shares of APUC.

(iii)	Subscription receipts

In January 2011, in connection with the acquisition of Calpeco, the Company issued 8,523,000 common shares at a price of $3.25 per share to Emera pursuant to a subscription receipt agreement. The $27,700 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.

On May 14, 2012, in connection with the acquisition of Granite State and EnergyNorth, the Company issued 12,000,000 common shares at a price of $5.00 per share to Emera Inc. (“Emera”) pursuant to a subscription receipt agreement. The $60,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisitions.

On June 29, 2012, in connection with the acquisition of Sandy Ridge the Company received $15,000 from Emera relating to 2,614,006 subscription receipts representing a price of $5.74 per share and issued common shares relating to these subscription receipts in July 2012.

On July 31, 2012, in connection with the acquisition of the Midwest Gas Utilities the Company issued 6,976,744 common shares at a price of $6.45 per share to Emera pursuant to a subscription receipt agreement. The $45,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.

On December 10, 2012, in connection with the acquisition of Senate and Minonk, the Company received $45,000 from Emera relating to the exercise of 7,842,016 subscription receipts at a price of $5.74 per subscription receipt pursuant to a subscription receipt agreement. The subscription receipts were converted to common shares subsequent to year end on February 14, 2013. The $45,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.

On December 21, 2012, in connection with the acquisition of Emera’s noncontrolling interest in Calpeco, the Company received $38,756 from Emera related to the exercise of 8,211,000 subscription receipts at a price of $4.72 per subscription receipt pursuant to a subscription receipt agreement. The $38,756 proceeds of the subscription receipts were used to fund the purchase of the noncontrolling interest. On December 27, 2012, Emera exercised 4,790,000 of these subscription receipts and the Company issued 4,790,000 common shares in exchange. Subsequent to year end, on February 14, 2013, the balance of 3,421,000 subscription receipts were exercised by Emera and the Company issued 3,421,000 common shares.

Following the above noted subscription receipts transactions, as of December 31, 2012 all subscriptions receipts had been exercised for cash and 11,263,016 of those subscriptions receipts had yet to be converted to the same number of common shares.

Subsequent to year end, on February 22, 2013, in connection with the proposed acquisition of the Georgia Utility, the Company agreed to issue 3,960,000 subscription receipts convertible into the same number of common shares upon conditions based on the acquisition of the Georgia Utility at a price of $7.40 per share to Emera.

(iv)	Dividend reinvestment plan

The Company has a Common Shareholder Dividend Reinvestment Plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional Common Shares acquired through the reinvestment of cash dividends will be purchased in the open market or will be issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time. Subsequent to year-end, APUC issued an additional 324,051 shares under the dividend reinvestment plan.

(b)	Preferred shares

APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board of Directors of APUC. On November 9, 2012, APUC issued 4,800 Series A Preferred shares, at a price of $25 per share, for aggregate proceeds of $120,000 before issuance cost of $4,700.

The holders of preferred shares are entitled to receive fixed cumulative preferential dividends at an annual rate of $1.125 per share, payable quarterly, as and when declared by the Board of Directors of APUC (the “Board”). The Series A Preferred shares yield 4.5% annually for the initial six-year period up to, but excluding December 31, 2018, with the first dividend payment occurring December 31, 2012. The dividend rate will reset on December 31, 2018, and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The Series A preferred shares are redeemable at $25 per share at the option of the Company on December 31, 2018, and on December 31 of every fifth year thereafter. The holders of Series A Preferred shares have the right to convert their shares into Cumulative Floating Rate Preferred shares, Series B (“the Series B Preferred shares”), subject to certain conditions, on December 31, 2018, and on December 31 of every fifth year thereafter. The Series B Preferred shares carry the same features as the Series A Preferred shares, except that holders will be entitled to receive quarterly floating-rate cumulative dividends, as and when declared by the Board, at a rate equal to the then ninety-day Government of Canada treasury bill yield plus 2.94%. The holders of Series B Preferred shares will have the right to convert their Shares back into Series A Preferred shares on December 31, 2018, and on December 31 of every fifth year thereafter. The Series A Preferred shares and the Series B Preferred shares do not have a fixed maturity date and are not redeemable at the option of the holders thereof.

Subsequent to year-end, effective January 1, 2013, the Company issued 100 redeemable Series C preferred shares in exchange for Class B limited partnership units issued by the St Leon LP. The mandatorily redeemable Series C preferred shares will be recorded as a liability on the Consolidated Balance Sheet (note 25).

(c)	Share-based compensation

For the year ended December 31, 2012, APUC recorded $1,833 (2011 - $732) in total share-based compensation expense detailed as follows:

	2012	2011
Stock options	$1,376	$690
Directors deferred share units	155	—
Employee share purchase	42	9
Performance share units	260	33

Total share-based compensation	$1,833	$732

No tax deduction was realized in the current year. The compensation expense is recorded as part of administrative expenses in the Consolidated Statement of Operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.

As at December 31, 2012, total unrecognized compensation costs related to non-vested options and share unit awards were $1,724 and $219 respectively, and are expected to be recognized over a period of 1.67 years and 1.80 years respectively.

i)	Stock option plan

The Company’s stock option plan (the “Plan”) permits the grant of share options to key officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 10% of the number of Shares outstanding at the time the options are granted. The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options which is then exercisable in exchange for the In-the-Money Amount. In accordance with the Plan, the In-The-Money Amount represents the excess, if any, of the market price of a share at such time over the option price, in each case such In-the-Money amount being payable by the Company in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.

In the case of qualified retirement, the Board may accelerate the vesting of the unvested options then held by the optionee at the Board’s discretion. All vested options may be exercised within ninety days after retirement. In the case of death, the options vest immediately and the period over which the options can be exercised is one year. In the case of disability, options continue to vest and be exercisable in accordance with the terms of the grant and the provisions of the plan. Employees have up to thirty days to exercise vested options upon resignation or termination.

The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the adjusted historic volatility of the Company’s shares. The expected life was estimated to equal the contractual life of the options. The dividend yield rate was based upon recent historical dividends paid on APUC shares.

The following assumptions were used in determining the fair value of share options granted:

	2012	2011
Risk-free interest rate	1.7%	3.0%
Expected volatility	38%	30%
Expected dividend yield	4.4%	5.3%
Expected life	8 years	8 years

Weighted average grant date fair value per option	$1.49	$0.99

Stock option activity during the period is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2012	2,487,105	$4.76	6.96	$4,134
Granted	1,263,622	6.24	8.00	—

Balance at December 31, 2012	3,750,727	$5.25	6.07	$5,939

Exercisable at December 31, 2012	1,215,770	$4.53	5.85	$2,805

Non-vested stock option activity during the period is as follows:

	Number of awards	Weighted Average Grant Date Fair value
Non-vested options at January 1, 2012	2,100,369	$0.85
Granted	1,263,622	1.49

Vested	829,035	0.81

Non-vested options at December 31, 2012	2,534,956	$1.18

ii)	Employee share purchase plan

Under the Company’s employee share purchase plan (“ESPP”), eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match a) 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually, for Canadian employees, and b) 15% of the employee contribution amount for the first fifteen thousand dollar per employee contributed annually, for U.S. employees. Shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the contribution date on which such shares were acquired. At the Company’s option, the shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX by an independent broker. The aggregate number of shares reserved for issuance from treasury by APUC under this plan shall not exceed 2,000,000 shares.

The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2012, a total of 54,227 common shares (2011 – 7,176) were issued to employees under the ESPP plan.

iii)	Directors deferred share units

Under the Company’s Deferred Share Unit Plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in Deferred Share Units (“DSUs”) in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common share. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the Director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. In 2012, 50,172 (2011 – nil) DSUs were issued pursuant to the election of the Directors to defer a percentage of their 2011 and 2012 Director’s fee in the form of DSUs.

iv)	Performance share units

The Company offers a performance share unit plan to its employees as part of the Company’s long-term incentive program. Performance share units (“PSUs”) are granted annually for three-year overlapping performance cycles. PSUs vest at the end of the three-year cycle and will be calculated based on established performance criteria. At the end of the three-year performance periods, the number of shares issued can range from 0% to 184% of the number of PSUs granted. Dividends accumulating during the vesting period are converted to PSUs based on the market value of the shares on that date and are recorded in equity as the dividend’s are declared. None of these PSUs have voting rights. Any PSUs not vested at the end of a performance period will expire. The PSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these PSUs will be accounted for as equity awards. Compensation expense associated with PSUs is recognized ratably over the performance period based on the Company’s estimated achievement of the established metrics. Compensation expense for awards with performance conditions will only be recognized for those awards for which it is probable that the performance conditions will be achieved and which are expected to vest.

A summary of the PSUs follows; none of which are exercisable as at December 31, 2012:

	Number of awards	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate intrinsic value
January 1, 2011	—	$—	—	—
Granted	21,123	5.62	2.0	118,649

December 31, 2011	21,123	$5.62	2.0	135,610
Granted, including dividends	68,982	6.78	1.3	467,518
Forfeited	(6,622)	5.62	1.5	(37,196)

December 31, 2012	83,483	$6.58	1.8	571,025